Segment Information (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of information by segment
	Gujia, MM Future, HC Securities and MMBD Advisory	MM Global	Unallocated	Total
Year Ended December 31, 2021
REVENUE	$260,678	$392,358	$-	$653,036

GROSS PROFIT	$119,376	$392,358	$-	$511,734

NET LOSS	$(4,008,966)	$(451,204)	$(2,590,585)	$(7,050,755)

DEPRECIATION AND AMORTIZATION	$40,130	$-	$-	$40,130
CAPITAL EXPENDITURE	$37,068	$-	$-	$37,068

Year Ended December 31, 2020
REVENUE	$94,637	$647,488	$-	$742,125

GROSS PROFIT	$87,232	$647,488	$-	$734,720

NET INCOME (LOSS)	$(1,576,531)	$46,280	$(1,651,345)	$(3,181,596)

DEPRECIATION AND AMORTIZATION	$54,576	$-	$-	$54,576
CAPITAL EXPENDITURE	$18,379	$-	$-	$18,379

Year Ended December 31, 2019
REVENUE	$161,832	$38,965	$-	$200,797

GROSS PROFIT	$70,942	$38,965	$-	$109,907

NET LOSS	$(1,264,273)	$(36,418)	$(942,543)	$(2,243,234)

DEPRECIATION AND AMORTIZATION	$25,839	$-	$-	$25,839
CAPITAL EXPENDITURE	$129,800	$-	$-	$129,800

As of December 31, 2021
TOTAL ASSETS	$6,204,026	$121,358	$8,262,117	$14,587,501
As of December 31, 2020
TOTAL ASSETS	$2,912,884	$295,064	$502,324	$3,710,272